UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-03183
                                    --------------------------

                       Principal International Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL INTERNATIONAL FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                      Shares
                                                       Held            Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (99.47%)
AEROSPACE & DEFENSE-EQUIPMENT (0.65%)
 European Aeronautic Defense &                                       $
  Space /1/ /2/                                    53,699               1,480,506
AUTO-CARS & LIGHT TRUCKS (3.46%)
 Hyundai Motor                                     26,890                 997,885
 Renault                                           26,891               2,122,209
 Toyota Motor                                     119,991               4,823,110
                                                                        7,943,204
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.66%)
 Volvo /2/                                         42,318               1,516,498
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.52%)
 Magna International                               14,923               1,201,302
BEVERAGES-NON-ALCOHOLIC (0.35%)
 Cott /1/                                          29,031                 812,169
BREWERY (0.54%)
 SABMiller                                         96,348               1,228,180
BUILDING & CONSTRUCTION PRODUCTS-
  MISCELLANEOUS (0.25%)
 Geberit                                              870                 584,828
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.50%)
 Boral                                            268,038               1,360,876
 BPB                                              129,133                 926,372
 Holcim                                            21,934               1,147,834
                                                                        3,435,082
BUILDING-HEAVY CONSTRUCTION (1.35%)
 Actividades de Construccion y
  Servicios /2/                                    83,400               1,392,679
 Vinci /2/                                         16,778               1,707,900
                                                                        3,100,579
BUILDING-RESIDENTIAL & COMMERCIAL (1.71%)
 Daiwa House Industry                             100,746               1,046,735
 George Wimpey                                    171,147               1,152,300
 Persimmon                                        162,253               1,728,987
                                                                        3,928,022
CELLULAR TELECOMMUNICATIONS (2.23%)
 mm02 /1/                                       1,377,521               2,235,670
 Vodafone Group                                 1,327,562               2,884,855
                                                                        5,120,525
CHEMICALS-DIVERSIFIED (2.01%)
 Asahi Kasei                                      226,136                 992,154
 BASF                                              23,437               1,247,191
 Mitsubishi Gas Chemical                          347,716               1,341,509
 Sumitomo Chemical                                252,000               1,035,539
                                                                        4,616,393
CHEMICALS-SPECIALTY (0.29%)
 Methanex                                          54,520                 671,142
COMMERCIAL BANKS (5.67%)
 Anglo Irish Bank                                 149,860               2,363,555
 Banca Antonveneta                                 58,199               1,175,753
 DnB Holding /1/                                  249,613               1,711,253
 IntesaBci                                        455,648               1,689,619
 National Bank of Greece                           45,743                 975,883
 Nordea                                           223,008               1,518,416
 Shinsei Bank                                     192,000               1,047,382

                                                    Shares
                                                     Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                     $
 Shizuoka Bank                                     86,000                 699,080
 Toronto-Dominion Bank                             54,814               1,827,133
                                                                       13,008,074
COSMETICS & TOILETRIES (0.51%)
 Uni-Charm                                         22,500               1,178,951
CRUISE LINES (0.80%)
 Carnival                                          37,701               1,844,193
DISTRIBUTION-WHOLESALE (0.74%)
 Wolseley                                         108,991               1,698,528
DIVERSIFIED FINANCIAL SERVICES (0.48%)
 Sampo Ojy                                        116,959               1,102,565
DIVERSIFIED MINERALS (1.71%)
 BHP Billiton                                     283,723               2,586,129
 Xstrata                                           94,384               1,330,152
                                                                        3,916,281
DIVERSIFIED OPERATIONS (0.71%)
 Brascan /2/                                       59,028               1,621,604
ELECTRIC PRODUCTS-MISCELLANEOUS (2.17%)
 Casio Computer /2/                               114,000               1,543,457
 Hitachi                                          380,145               2,319,309
 Sharp                                             78,000               1,126,033
                                                                        4,988,799
ELECTRIC-INTEGRATED (4.59%)
 E.ON                                              23,200               1,647,967
 Enel                                             164,313               1,295,752
 Fortum                                           156,254               2,153,998
 RWE                                               44,129               2,154,386
 Scottish Power                                   249,864               1,789,063
 Tokyo Electric Power                              65,333               1,480,111
                                                                       10,521,277
ELECTRONIC MEASUREMENT INSTRUMENTS (0.61%)
 Keyence                                            6,592               1,393,455
FINANCE-CONSUMER LOANS (0.99%)
 Aiful                                             17,663               1,660,834
 Sanyo Shinpan Finance                             11,100                 614,481
                                                                        2,275,315
FINANCE-INVESTMENT BANKER & BROKER (0.69%)
 Daiwa Securities Group                           243,000               1,593,764
FOOD-MISCELLANEOUS/DIVERSIFIED (2.03%)
 Ajinomoto                                        121,982               1,417,314
 Global Bio-Chem Technology Group
  - warrants /1/                                   89,048                   7,649
 Nestle                                             7,951               2,032,264
 Royal Numico /1/                                  38,364               1,196,740
                                                                        4,653,967
FOOD-RETAIL (0.97%)
 Tesco                                            482,085               2,233,259
HOTELS & MOTELS (0.84%)
 InterContinental Hotels Group                    180,246               1,915,806

                                                    Shares
                                                     Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IMPORT & EXPORT (0.58%)
                                                                     $
 Mitsubishi                                       137,919               1,326,537
MACHINERY-ELECTRICAL (0.97%)
 Schneider Electric                                35,005               2,227,325
MACHINERY-FARM (0.48%)
 Kubota                                           244,000               1,105,558
MACHINERY-GENERAL INDUSTRY (0.80%)
 MAN                                               49,419               1,832,539
MEDICAL PRODUCTS (1.20%)
 Phonak Holding /2/                                26,539                 762,347
 Straumann Holding                                  3,908                 675,084
 Terumo /2/                                        54,187               1,312,681
                                                                        2,750,112
MEDICAL-DRUGS (5.66%)
 AstraZeneca                                       37,228               1,666,029
 Eisai                                             36,610               1,074,108
 GlaxoSmithKline                                   38,719                 785,055
 Merck                                             26,168               1,467,502
 Novartis                                          38,848               1,738,420
 Ono Pharmaceutical                                22,234               1,051,305
 Roche Holding                                     28,816               2,849,278
 Sanofi-Synthelabo /2/                             35,427               2,350,145
                                                                       12,981,842
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.30%)
 Alliance Unichem                                  57,880                 694,136
METAL-DIVERSIFIED (0.52%)
 Inco /1/                                          36,036               1,195,235
MONEY CENTER BANKS (10.80%)
 ABN AMRO Holding                                  75,467               1,580,938
 Banco Bilbao Vizcaya Argentaria                  234,414               3,121,384
 Barclays                                         140,201               1,172,763
 BNP Paribas /2/                                   66,967               3,900,635
 Credit Suisse Group                               54,447               1,747,019
 HSBC Holdings                                    157,362               2,309,270
 KBC Bancassurance Holding /1/                     20,701               1,169,137
 Mitsubishi Tokyo Financial Group                     131               1,171,836
 Mitsui Trust Holdings                            129,000                 902,786
 Royal Bank of Scotland                            77,587               2,182,632
 Standard Chartered                               102,874               1,704,219
 UBS                                               44,290               2,963,399
 UFJ Holdings                                         210                 842,223
                                                                       24,768,241
MORTGAGE BANKS (0.51%)
 DEPFA Bank                                        85,600               1,169,710
MULTI-LINE INSURANCE (3.07%)
 AXA                                              115,429               2,372,232
 Fondiaria-SAI /2/                                 75,016               1,616,648
 ING Groep                                         80,047               1,858,064
 Storebrand                                       182,722               1,190,040
                                                                        7,036,984
                                                    Shares
                                                     Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (0.74%)
                                                                     $
 Publishing & Broadcasting                        179,343               1,695,518
OFFICE AUTOMATION & EQUIPMENT (1.48%)
 Canon                                             69,760               3,404,911
OIL COMPANY-EXPLORATION & PRODUCTION (1.58%)
 Canadian Natural Resources                        76,862               2,559,175
 PetroKazakhstan                                   34,144               1,076,474
                                                                        3,635,649
OIL COMPANY-INTEGRATED (8.20%)
 BP Amoco                                         374,973               3,520,151
 ENI                                              135,569               2,791,034
 Petro-Canada                                      43,386               2,025,660
 Repsol YPF /2/                                   112,981               2,399,455
 Shell Transport & Trading                        320,125               2,319,793
 TotalFinaElf                                      29,667               5,761,248
                                                                       18,817,341
OIL REFINING & MARKETING (0.87%)
 Statoil                                          159,916               2,004,218
PROPERTY & CASUALTY INSURANCE (2.20%)
 QBE Insurance Group /2/                          163,859               1,432,086
 Sompo Japan Insurance                            367,000               3,618,797
                                                                        5,050,883
PUBLISHING-NEWSPAPERS (0.55%)
 John Fairfax Holdings                            474,059               1,251,578
PUBLISHING-PERIODICALS (0.72%)
 United Business Media                            183,332               1,655,232
REAL ESTATE OPERATOR & DEVELOPER (1.66%)
 Inmobiliaria Colonial                             10,593                 300,981
 Land Securities Group                             68,033               1,401,686
 Mitsui Fudosan                                    99,000               1,099,655
 Sino Land                                      1,612,000               1,012,686
                                                                        3,815,008
REINSURANCE (0.40%)
 Hannover Rueckversicherung                        28,738                 909,957
RETAIL-APPAREL & SHOE (1.07%)
 Next                                              90,429               2,456,742
RETAIL-CONSUMER ELECTRONICS (0.38%)
 KESA Electricals                                 171,939                 876,236
RETAIL-CONVENIENCE STORE (0.26%)
 C&S /2/                                           24,800                 595,218
RETAIL-JEWELRY (1.10%)
 Citizen Watch /2/                                137,604               1,367,953
 Signet Group                                     586,553               1,159,946
                                                                        2,527,899
RETAIL-MAJOR DEPARTMENT STORE (1.05%)
 Metro                                             52,725               2,405,827
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.76%)
 Ito-Yokado                                        30,205               1,173,457

                                                    Shares
                                                     Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                     $
 Ryohin Keikaku                                    12,600                 568,642
                                                                        1,742,099
RETAIL-PUBS (0.77%)
 Punch Taverns                                    203,361               1,760,256
RUBBER-TIRES (0.98%)
 Continental                                       47,423               2,238,122
SOAP & CLEANING PRODUCTS (0.50%)
 Reckitt Benckiser                                 42,051               1,150,073
STEEL PRODUCERS (1.07%)
 Arcelor /2/                                       84,004               1,394,674
 China Steel                                    1,220,265               1,051,891
                                                                        2,446,565
TELECOMMUNICATION EQUIPMENT (1.67%)
 TANDBERG /2/                                     110,301                 992,489
 Telefonaktiebolaget LM Ericsson
  /1/                                           1,061,919               2,836,803
                                                                        3,829,292
TELECOMMUNICATION SERVICES (1.07%)
 Telenor                                          359,812               2,451,319
TELEPHONE-INTEGRATED (1.01%)
 MobilCom /1/                                      60,648                 949,223
 Nippon Telegraph & Telephone                         273               1,359,428
                                                                        2,308,651
TELEVISION (1.01%)
 Mediaset                                         217,680               2,321,993
TOBACCO (1.81%)
 Imperial Tobacco Group                           106,818               2,321,206
 Korea Tobacco & Ginseng                           75,810               1,821,514
                                                                        4,142,720
TRANSPORT-MARINE (1.01%)
 Mitsui O.S.K. Lines                              261,000               1,355,875
 Nippon Yusen Kabushiki Kaisha /2/                207,800                 952,723
                                                                        2,308,598
TRANSPORT-RAIL (0.77%)
 East Japan Railway                                   324               1,764,551
WATER (0.43%)
 Kelda Group                                      104,775                 982,172
WIRE & CABLE PRODUCTS (0.43%)
 Futukawa Electric /1/ /2/                        240,000                 977,614
                             TOTAL COMMON STOCKS                      228,198,729

                                                     Maturity
                                                      Amount               Value
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.17%)
 Lehman Brothers; 1.33%; dated
  07/30/04 maturing 08/02/04
  (collateralized by FHLMC Strip;
  $17,380,021; 04/01/28)/3/                      $16,447,093         $ 16,445,267
                     TOTAL REPURCHASE AGREEMENTS                       16,445,267
                                                                     ------------
           TOTAL PORTFOLIO INVESTMENTS (106.64%)                      244,643,996

LIABILITIES, NET OF CASH, RECEIVABLES
 AND OTHER ASSETS (-6.64%)                                            (15,227,331)
                      TOTAL NET ASSETS (100.00%)                     $229,416,665
                                                                     ---------------

/1/  Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. /3/ Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                         $ 17,105,395
Unrealized Depreciation                           (8,901,572)
                                               ---------------
Net Unrealized Appreciation (Depreciation)         8,203,823
Cost for federal income tax purposes            $236,440,173


                             Investments by Country
--------------------------------------------------------------------------------
                                                                Percentage of
   Country                                 Value                 Total Value
--------------------------------------------------------------------------------
Australia                               $  5,740,059               2.35%
Belgium                                    1,169,137               0.48
Canada                                    12,989,893               5.31
Finland                                    3,256,562               1.33
France                                    20,441,694               8.36
Germany                                   14,852,714               6.07
Greece                                       975,883               0.40
Hong Kong                                  1,020,335               0.42
Ireland                                    3,533,265               1.44
Italy                                     10,890,798               4.45
Japan                                     52,339,077              21.39
Korea                                      2,819,399               1.15
Luxembourg                                 1,394,674               0.57
Netherlands                                6,116,249               2.50
Norway                                     8,349,319               3.41
Spain                                      7,214,500               2.95
Sweden                                     5,871,715               2.40
Switzerland                               15,830,625               6.47
Taiwan                                     1,051,891               0.43
United Kingdom                            52,340,940              21.40
United States                             16,445,267               6.72
                                        -------------           --------
                             Total      $244,643,996             100.00%
                                        -------------           --------
                                        -------------           --------

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal International Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------